Segmented information (Q1) (Details)	3 Months Ended	12 Months Ended
	Oct. 31, 2024 USD ($) Segment	Jul. 31, 2024 USD ($) Segment
Segment Reporting Information [Abstract]
Number of operating segments	1	1
Number of reportable segments	1	1
Reportable Segment [Member]
Segment Reporting Information [Abstract]
Revenues | $	$ 0	$ 0